Summary of Material Accounting Policy Information - Additional Information (Details)		1 Months Ended			6 Months Ended	12 Months Ended
	Jun. 21, 2023 USD ($) shares	Jan. 31, 2025 USD ($) shares	Nov. 30, 2024 USD ($) shares	Apr. 30, 2024 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 USD ($) Tonnes	Dec. 31, 2023 USD ($)	Jun. 30, 2022 USD ($)	Nov. 30, 2023 USD ($)	Jun. 30, 2021 USD ($)
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Net loss						$ 74,800,000	$ 46,200,000
Net operating cash outflows					$ 18,866,571	40,417,769	36,228,423	$ 29,229,355
Cash balance					99,039,172	42,557,621	78,713,885	142,737,362		$ 102,601,252
Net current assets						$ 11,100,000	51,900,000
Number of tonnes production capacity per year | Tonnes						150,000
Share value					$ 96,356	$ 29,111,789	$ 317,088	$ 170,266,882
Number of shares issued | shares	45,221,586
Government grants funding amount receivable						100,000,000			$ 100,000,000
Reimbursement from grant funds						19,156,398
Additional reimbursement from grant funds						$ 5,100,000
Tax credit				$ 103,000,000
Technology
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Intangible assets useful life						5 years
Software
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Intangible assets useful life						3 years
Ordinary Shares | Institutional Placement
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Share value			$ 26,600,000
Number of shares issued | shares			74,100,000
Production capacity by 2025 | Ordinary Shares | Eligible Shareholders
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Share value		$ 25,800,000
Number of shares issued | shares		68,600,000
Production capacity by 2025 | Ordinary Shares | Phillips 66 Company
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Share value		$ 5,000,000
Number of shares issued | shares		12,800,000
LG Energy Solution
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Convertible notes issued	$ 30,000,000